Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares
	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	240,450,000	240,450,000
Ordinary shares, issued	99,028,297	99,028,297
Ordinary shares, outstanding	99,028,297	99,028,297
Series C1 convertible redeemable preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized	26,757,258	26,757,258
Convertible redeemable preferred shares, issued	26,757,258	26,757,258
Convertible redeemable preferred shares, outstanding	26,757,258	26,757,258
Series C2 Convertible Redeemable Preferred Share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized	20,249,450	20,249,450
Convertible redeemable preferred shares, issued	20,249,450	20,249,450
Convertible redeemable preferred shares, outstanding	20,249,450	20,249,450
Series D1 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized	22,311,516	22,311,516
Convertible redeemable preferred shares, issued	22,311,516	22,311,516
Convertible redeemable preferred shares, outstanding	22,311,516	22,311,516